SCHEDULE 1-CONDENSED BALANCE SHEETS (Details) - Schedule of condensed balance sheets (Parentheticals) - Parent Company [Member] - Reportable Legal Entities [Member] - ¥ / shares	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.00001	¥ 0.00001
Ordinary shares, shares authorized	460,000,000	460,000,000
Ordinary shares, shares issued	174,304,260	170,161,275
Ordinary shares, shares outstanding	174,304,260	170,161,275
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.00001	¥ 0.00001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	61,162,400	61,162,400
Ordinary shares, shares outstanding	61,162,400	61,162,400